LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2025
Loss per share
SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED

The following table presents a reconciliation of basic and diluted net loss per share:

	For the Years Ended June 30,
	2025	2024	2023
Net loss attributable to the Company	$(5,101,237)	$(6,055,713)	$(7,200,263)
Weighted average number of common shares outstanding - Basic	13,408,261	10,919,386	10,598,989
Dilutive securities -unexercised warrants and options	-	-	-
Weighted average number of common shares outstanding – diluted	13,408,261	10,919,386	10,598,989
Loss per share – Basic and diluted	$(0.38)	$(0.55)	$(0.68)